Income Taxes - Summary of Income Tax Provision (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Current expense:
Foreign	$ 59	$ 7
Total current expense:	59	7
Deferred expense (benefit):
Foreign	(22)	(4)
Total deferred expense (benefit):	(22)	(4)
Total income tax expense:	$ 37	$ 3